Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits [line items]
Term	$ 396,800	$ 360,483
Total deposits	837,046	789,635
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	135,101	134,184
Notice	48,873	47,366
Term	86,180	78,663
Total deposits	270,154	260,213
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	238,617	229,337
Notice	8,606	9,520
Term	287,148	266,808
Total deposits	534,371	505,665
Bank Deposits [Member]
Disclosure of deposits [line items]
Demand	8,750	8,587
Notice	299	158
Term	23,472	15,012
Total deposits	32,521	23,757
Deposits from personal, business and government, and banks by geography [member]
Disclosure of deposits [line items]
Demand	382,468	372,108
Notice	57,778	57,044
Term	396,800	360,483
Total deposits	837,046	789,635
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	88,119	84,498
Notice	5,086	4,871
Total deposits	93,205	89,369
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	213,747	212,456
Notice	15,112	14,990
Term	292,641	274,934
Total deposits	521,500	502,380
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	34,098	34,441
Notice		90
Total deposits	34,098	34,531
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	2,478	847
Notice	33,099	32,263
Term	67,211	55,840
Total deposits	102,788	88,950
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	564	616
Total deposits	564	616
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	32,930	30,148
Notice	1,412	1,585
Term	26,598	19,613
Total deposits	60,940	51,346
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,495	6,059
Notice	5	5
Total deposits	5,500	6,064
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,037	3,043
Notice	3,064	3,240
Term	10,350	10,096
Total deposits	$ 18,451	$ 16,379